Goodwill	12 Months Ended
Dec. 31, 2016
Goodwill
Goodwill

6. Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2015 and 2016 were as follows:

Amount
RMB
Balance at January 1, 2015	2,379,182
Increase in goodwill related to acquisitions	1,712,037

Balance at December 31, 2015	4,091,219
Increase in goodwill related to acquisition of Suzhou ZTO	65,892

Balance at December 31, 2016	4,157,111